PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Advances to employees	1,526	1,453	233
Prepaid expenses	2,118	1,380	222
Deposits for office rental, utilities	998	1,945	312
Interest receivable for term deposits	81	7	1
Other receivables	3,139	30,700	4,928

	8,561	35,485	5,696